Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current tax:
Charge for period	¥ 173,683	¥ 228,342	¥ 260,234
Deferred tax:
Origination and reversal of temporary differences	17,460	66,875	12,391
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(6,837)	(63,194)	(132,859)
Changes in tax rates and others		(2,645)
Total deferred tax expense (benefit)	10,623	1,036	(120,468)
Total income tax expense	¥ 184,306	¥ 229,378	¥ 139,766